                               THE MAINSTAY FUNDS


                  Supplement dated July 5, 2006 ("Supplement")
              to the Prospectus dated April 28, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay MAP Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     At a meeting held on June 12-13, 2006, the Board of Trustees approved the termination of the subadvisory agreement with one of the Fund's current subadvisors, Jennison Associates LLC ("Jennison") and the engagement of Institutional Capital LLC ("ICAP"), an affiliate of the Fund's investment adviser, New York Life Investment Management LLC ("NYLIM"), as Jennison's replacement. In this regard, the Board of Trustees has approved a subadvisory agreement between NYLIM and ICAP (the "New Agreement"). The New Agreement will become effective upon its approval by the Fund's shareholders. A special meeting of shareholders for the purpose of approving the New Agreement is expected to be held on or about September 28, 2006. No changes are being proposed with respect to the Fund's other subadvisor, Markston International, LLC.

     To ensure the uninterrupted receipt by the Fund of subadvisory services during the period between the termination of Jennison (on or about June 30, 2006) (the "Termination Date") and the special meeting of shareholders, the Board of Trustees also approved an interim subadvisory agreement between NYLIM and ICAP (the "Interim Agreement"), which will become effective as of the Termination Date and will remain in effect for the lesser of 150 days or until shareholders approve the New Agreement. The terms of the New Agreement (and the Interim Agreement) are substantially similar to the subadvisory agreement with Jennison.

     As of the Termination Date, the information provided below updates certain information set forth in the Prospectus:

          1. Each reference to Jennison is hereby deleted and, as appropriate, replaced with a reference to ICAP.

          2. Delete the paragraphs pertaining to Jennison in the section headed "Investment Process" on page 10 of the Prospectus and replace it with the following:

               ICAP: ICAP uses a team approach with a primarily large-cap value oriented investment style. ICAP's investment process involves three key components: research, valuation and identification of a catalyst.

               Research is key to ICAP's investment process. ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur. ICAP performs fundamental research, generally including communication with the top management at each of these companies, and often the customers, competitors and suppliers of these companies. ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies which ICAP believes offer the best relative values. According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects. From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends. By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

               ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur. Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product). Before a security is added to the Fund, ICAP's investment team generally discusses, evaluates and approves each recommendation.

               The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

          3. Add the following to the Average Annual Total Returns table on page 12 of the Prospectus:

                              1 Year      5 Years      10 Years or Life of Class

Russell 3000(R)Index*         6.12%       1.58%                 9.20%

* The Fund has selected the Russell 3000(R) Index as its primary benchmark index in replacement of the Russell Midcap(R) Index. The Fund selected the Russell 3000(R) Index because it believes that this index is more reflective of the Fund's investment style. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index. There is no change to the Fund's secondary benchmark index, the S&P 500(R) Index.

          4. Delete the paragraph relating to Jennison in the section headed "Who Manages Your Money?" on page 43 of the Prospectus and replace it with the following:

               Institutional Capital LLC, whose principal place of business is 225 West Wacker Drive, Suite 2400 Chicago, Illinois 60606 serves as Interim Subadvisor to the MAP Fund. ICAP has been an investment adviser since 1970. As of June 30, 2006, ICAP managed over $14 billion in assets for institutional and retail clients with a focus on domestic and foreign large cap value equity investments. ICAP is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

          5. Delete reference to Mark G. DeFranco and Brian Gillot as portfolio managers of the Fund, as listed in the section headed "Portfolio Managers" on page 43 of the Prospectus and replace with Robert H. Lyon and Jerrod K. Senser, each of ICAP. Delete the biographies of Mark G. DeFranco and Brian Gillot listed in the section headed "Portfolio Manager Biographies" on page 44 of the Prospectus and replace with the following:

               Robert H. Lyon - Mr. Lyon, chief executive officer and chief investment officer, joined ICAP in 1976 as a securities analyst. Before 1976, he worked at the First National Bank of Chicago as a strategist and economist. In 1981, Mr. Lyon joined Fred Alger Management in New York, as an investment analyst and executive vice president. In 1988, he returned to ICAP and initially served as director of research before becoming the president and chief investment officer of the senior investment committee in 1992. He earned a BA in economics from Northwestern University and an MBA from the Wharton School of Finance.

               Jerrod K. Senser - Mr. Senser, CFA, is co-chief investment officer and a member of the senior investment committee. He is responsible for economic analysis and portfolio strategy. Before joining ICAP in 1986, Mr. Senser was an economist at Stein Roe & Farnham. Mr. Senser earned a BA in economics from the University of Michigan and an MBA from the University of Chicago.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS

                  Supplement dated July 5, 2006 ("Supplement") to the Statement of Additional Information dated March 1, 2006, as revised on April 28, 2006 and May 31, 2006

     This Supplement updates certain information contained in the above-dated Statement of Additional Information for The MainStay Funds (the "Trust") regarding the MainStay MAP Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     At a meeting held on June 12-13, 2006, the Board of Trustees approved the termination of the subadvisory agreement with one of the Fund's current subadvisors, Jennison Associates LLC ("Jennison") and the engagement of Institutional Capital LLC ("ICAP"), an affiliate of the Fund's investment adviser, New York Life Investment Management LLC ("NYLIM"), as Jennison's replacement. In this regard, the Board of Trustees has approved a subadvisory agreement between NYLIM and ICAP (the "New Agreement"). The New Agreement will become effective upon its approval by the Fund's shareholders. A special meeting of shareholders for the purpose of approving the New Agreement is expected be held on or about September 28, 2006. No changes are being proposed with respect to the Fund's other subadvisor, Markston International, LLC.

     To ensure the uninterrupted receipt by the Fund of subadvisory services during the period between the termination of Jennison (on or about June 30, 2006) (the "Termination Date") and the special meeting, the Board of Trustees also approved an interim subadvisory agreement between NYLIM and ICAP (the "Interim Agreement"), which will become effective as of the Termination Date and will remain in effect for the lesser of 150 days or until shareholders approve the New Agreement. The terms of the New Agreement (and the Interim Agreement) are substantially similar to the terms of the subadvisory agreement with Jennison.

     As of the Termination Date, the information provided below updates certain information set forth in the Statement of Additional Information:

          1. As appropriate, each reference to Jennison is hereby deleted and replaced with a reference to ICAP.

          2. Delete the second paragraph under the heading "The MainStay Funds" on page 1 of the Statement of Additional Information and replace with the following:

               New York Life Investment Management LLC ("NYLIM" or the "Manager") serves as the investment adviser for the Funds and has entered into Subadvisory Agreements or an Interim Subadvisory Agreement in the case of ICAP, with the following subadvisors:
          Markston International LLC ("Markston") and ICAP with respect to the MAP Fund; Winslow Capital Management Inc. ("Winslow Capital") with respect to the Large Cap Growth Fund; MacKay Shields LLC ("MacKay Shields") with respect to the Capital Appreciation Fund, Convertible Fund, Diversified Income Fund, Global High Income Fund, Government Fund, High Yield Corporate Bond Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Money Market Fund, Small Cap Growth Fund, Small Cap Value Fund, Tax Free Bond Fund, Total Return Fund and Value Fund. Collectively, these agreements are jointly referred to as the "Subadvisory Agreements." MacKay Shields, Winslow Capital, Markston and ICAP are sometimes jointly referred to as the "Subadvisors" and each individually as a "Subadvisor." There are no subadvisors for the Common Stock Fund and the Equity Index Fund.

          3. Delete the chart under the heading "Trustees and Officers" on pages 55-58 of the Statement of Information and replace it with the following:


                 Position(s) Held
                       with                                                   Number of Funds           Other
Name and         Trust and Length         Principal Occupation(s)             in Fund Complex        Directorships
Date of Birth       of Service            During Past Five Years            Overseen by Trustee     Held by Trustee
-------------    ----------------         -----------------------           -------------------     ---------------
Interested Trustee

Gary E.         Indefinite;          Chairman and Manager, New York Life              62          Chairman and Director,
Wendlandt       Chairman since       Investment Management LLC (including                         MainStay VP Series Fund,
10/8/50         2002, Chief          predecessor advisory organizations)                          Inc.
                Executive Officer    and New York Life Investment
                (2004 to June        Management Holdings LLC; Chief
                2006), and Trustee   Executive Officer, New York Life
                since 2000           Investment Management LLC and New York
                                     Life Investment Management Holdings LLC
                                     (2000 to June 2006); Senior Executive Vice
                                     President for Investment and Finance, New
                                     York Life Insurance Company (since July
                                     2006); Executive Vice President, New York
                                     Life Insurance Company (1999 to June
                                     2006); Executive Vice President and
                                     Manager, NYLIFE LLC; Chairman, McMorgan &
                                     Company LLC, Madison Capital Funding LLC,
                                     and NYLCAP Manager LLC; Manager, MacKay
                                     Shields LLC; Executive Vice President, New
                                     York Life Insurance and Annuity
                                     Corporation; Chairman, and Director,
                                     MainStay VP Series Fund, Inc. (25
                                     portfolios); Chief Executive Officer,
                                     MainStay VP Series Fund, Inc. (2002 to
                                     June 2006); Chief Executive Officer,
                                     Eclipse Funds (3 Portfolios) and Eclipse
                                     Funds Inc. (15 Portfolios) (2005 to June
                                     2006); Executive Vice President and Chief
                                     Investment Officer, MassMutual Life
                                     Insurance Company (1993 to 1999).

Non-Interested Trustees

Charlynn Goins  Indefinite;          Retired. Chairperson of the Board, New           19          None
9/15/42         Trustee              York City Health and Hospital
                since 2001           Corporation.

Edward J.       Indefinite;          Rear Admiral U.S. Navy (Retired);                19          None
Hogan           Trustee              Independent Management Consultant
8/17/32         since 1996           (1997 to 2002).

Terry L.        Indefinite;          Chair, Maryland Democratic Party;                19          None
Lierman         Trustee              Chairman, Smartpaper Networks
1/4/48          since 1991           Corporation (communications); Partner,
                                     Health Ventures LLC (2001 to 2005); Vice
                                     Chair, Employee Health Programs (1990 to
                                     2002); Partner, TheraCom (1994 to 2001);
                                     President, Capitol Associates, Inc. (1984
                                     to 2001).

John B.         Indefinite;          Chairman, Ulster Television Plc; Pro             19          Non-Executive Director,
McGuckian       Trustee              Chancellor, Queen's University (1985                         Allied Irish Banks Plc;
11/13/39        since 1997           to 2001).                                                    Chairman and Non-Executive
                                                                                                  Director, Irish
                                                                                                  Continental Group, Plc;
                                                                                                  Chairman, AIB Group (UK)
                                                                                                  Plc; Non-Executive
                                                                                                  Director, Unidare Plc.


                 Position(s) Held
                       with                                                   Number of Funds           Other
Name and         Trust and Length         Principal Occupation(s)             in Fund Complex        Directorships
Date of Birth       of Service            During Past Five Years            Overseen by Trustee     Held by Trustee
-------------    ----------------         -----------------------           -------------------     ---------------
Donald E.      Indefinite; Trustee     Retired. Vice Chairman, Harbour                19          Director, Adolor
Nickelson      since 1994 and Lead     Group Industries, Inc. (leveraged                          Corporation;  Director,
12/9/32        Non-Interested          buyout firm); President, PaineWebber                       First Advantage
               Trustee since 2000      Group (1988 to 1990).                                      Corporation.

Richard S.     Indefinite; Trustee     Chairman (1990 to present) and Chief           19          None
Trutanic       since 1994              Executive Officer (1990 to 1999),
2/13/52                                Somerset Group (financial advisory
                                       firm); Managing Director and Advisor,
                                       The Carlyle Group (private investment
                                       firm) (2002 to 2004); Senior Managing
                                       Director, Groupe Arnault (private
                                       investment firm) (1999 to 2002).

Alan R.        Indefinite; Trustee     Retired. Partner, Ernst & Young LLP            19          State Farm Associates
Latshaw        and Audit Committee     (2002 to 2003); Partner, Arthur                            Funds Trusts (4
3/27/51        Financial Expert        Andersen LLP (1976 to 2002).                               portfolios); State Farm
               since 2006                                                                         Mutual Fund Trust (15
                                                                                                  portfolios); State Farm
                                                                                                  Variable Product Trust (8
                                                                                                  portfolios); Utopia Funds
                                                                                                  (4 portfolios).

Officers Who are not Trustees

                Positions Held with
Name and Date   the Trust and Length
  of Birth         of Service                          Principal Occupation(s) During the Past Five Years
-------------   --------------------                   --------------------------------------------------
Robert A.      Chief Legal Officer      Senior Managing Director, General Counsel, and Secretary, New York Life Investment
Anselmi        since 2003               Management LLC (including predecessor advisory organizations) and New York Life
10/19/46                                Investment Management Holdings LLC; Senior Vice President, New York Life Insurance
                                        Company; Vice President and Secretary, McMorgan & Company LLC; Secretary, NYLIM
                                        Service Company LLC, NYLCAP Manager LLC, and Madison Capital Funding LLC; Chief Legal
                                        Officer, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc., and
                                        McMorgan Funds; Managing Director and Senior Counsel, Lehman Brothers Inc. (1998 to
                                        1999); General Counsel and Managing Director, JP Morgan Investment Management Inc.
                                        (1986 to 1998).
-------------------------------------------------------------------------------------------------------------------------------
Arphiela       Treasurer and            Director and Manager of Fund Accounting and Administration, New York Life Investment
Arizmendi      Principal Financial      Management LLC (since 2003); Treasurer and Principal Financial and Accounting
10/26/56       and Accounting Officer   Officer, Eclipse Funds, Eclipse Funds Inc., and McMorgan Funds (since December 2005),
               since 2005               and MainStay VP Series Fund, Inc. (since March 2006); Assistant Treasurer, NYLIFE
                                        Distributors LLC; Assistant Treasurer, The MainStay Funds, Eclipse Funds, Eclipse
                                        Funds Inc., MainStay VP Series Fund, Inc., and McMorgan Funds (1992 to December 2005).
-------------------------------------------------------------------------------------------------------------------------------
Christopher    President since 2005     Executive Vice President, New York Life Investment Management LLC and New York Life
O. Blunt                                Investment Management Holdings LLC (since 2004); Manager and Executive Vice
5/13/62                                 President, NYLIM Product Distribution, NYLIFE Distributors LLC (since January 2005);
                                        Chairman, NYLIM Service Company LLC (since March 2005); Chairman and Class C
                                        Director, New York Life Trust Company, FSB (since 2004); Chairman, New York Life
                                        Trust Company (since February 2005); President, Eclipse Funds and Eclipse Funds
                                        Inc. (since 2005); President, MainStay VP Series Fund, Inc. (since July 2006);
                                        Chairman and Chief Executive Officer, Giving Capital, Inc. (2001 to 2004); Chief
                                        Marketing Officer--Americas, Merrill Lynch Investment Managers (1999 to 2001);
                                        President, Mercury Funds Distributors (1999 to 2001).
-------------------------------------------------------------------------------------------------------------------------------
Scott T.       Vice President--         Director, New York Life Investment Management LLC (including predecessor advisory
Harrington     Administration since     organizations); Executive Vice President, New York Life Trust Company, and New York
2/8/59         2005                     Life Trust Company, FSB (since January 2006); Vice President--Administration,
                                        MainStay VP Series Fund, Inc., Eclipse Funds, and Eclipse Funds Inc. (since June
                                        2005).
-------------------------------------------------------------------------------------------------------------------------------
Alan J.        Senior Vice President    Managing Director, Mutual Funds/Administration and Chief Financial Officer of Retail
Kirshenbaum    since July 2006          Investments, New York Life Investment Management LLC (since July 2006); Senior Vice
                                        6/25/71 President, Eclipse Funds, Eclipse Funds Inc., and MainStay VP Series Fund, Inc.
                                        (since June 2006); Chief Financial Officer, Bear Stearns Asset Management (1999 to May
                                        2006).
-------------------------------------------------------------------------------------------------------------------------------
Alison H.      Vice President--         Senior Managing Director and Chief Compliance Officer (since March 2006), and
Micucci        Compliance (2004 to      Managing Director and Chief Compliance Officer (2003 to February 2006), New York Life
12/16/65       June 2006); Senior       Investment Management LLC; Managing Director and Chief Compliance Officer, New York
               Vice President and       Life Investment Management Holdings LLC (2003 to present); Senior Managing Director,
               Chief Compliance         Compliance (since March 2006) and Managing Director, Compliance (2003 to February
               Officer since July       2006), NYLIFE Distributors LLC; Senior Vice President and Chief Compliance Officer,
               2006                     Eclipse Funds, Eclipse Funds Inc., and MainStay VP Series Fund, Inc. (since June
                                        2006); Vice President--Compliance, Eclipse Funds, Eclipse Funds Inc., and MainStay VP
                                        Series Fund, Inc. (until June 2006); Deputy Chief Compliance Officer, New York Life
                                        Investment Management LLC (2002 to 2003); Vice President and Compliance Officer,
                                        Goldman Sachs Asset Management (1999 to 2002).
-------------------------------------------------------------------------------------------------------------------------------
Marguerite     Secretary since 2004     Managing Director and Associate General Counsel, New York Life Investment Management
E. H.                                   LLC (since 2004); Managing Director and Secretary, NYLIFE Distributors LLC;
Morrison                                Secretary, Eclipse Funds, Eclipse Funds Inc., and MainStay VP Series Fund, Inc.;
3/26/56                                 Chief Legal Officer--Mutual Funds and Vice President and Corporate Counsel, The
                                        Prudential Insurance Company of America (2000 to 2004).
-------------------------------------------------------------------------------------------------------------------------------
Brian A.       Chief Executive          Member of the Board of Managers and President (since 2004), and Chief Executive
Murdock        Officer since July       Officer (since July 2006), New York Life Investment Management LLC and New York Life
3/14/56        2006                     Investment Management Holdings LLC; Senior Vice President, New York Life Insurance
                                        Company (since 2004); Chairman of the Board and President, NYLIFE Distributors LLC
                                        (since 2004); Member of the Board of Managers, Madison Capital Funding LLC (since
                                        2004); Member of the Board of Managers, NYLCAP Manager LLC (since 2004); Chief
                                        Executive Officer, Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series Fund,
                                        Inc. (since July 2006); Chief Operating Officer, Merrill Lynch Investment Managers
                                        (2003 to 2004); Chief Investment Officer, MLIM Europe and Asia (2001 to 2003);
                                        President of Merrill Japan and Chairman of MLIM's Pacific Region (1999 to 2001).
-------------------------------------------------------------------------------------------------------------------------------

                Positions Held with
Name and Date   the Trust and Length
  of Birth         of Service                          Principal Occupation(s) During the Past Five Years
-------------   --------------------                   --------------------------------------------------
Richard W.     Vice President--Tax      Vice President, New York Life Insurance Company; Vice President, New York Life
Zuccaro        since 1991               Insurance and Annuity Corporation, New York Life Trust Company, FSB, NYLIFE Insurance
12/12/49                                Company of Arizona, NYLIFE LLC, and NYLIFE Securities Inc.; Vice President, Tax,
                                        NYLIFE Distributors LLC; Tax Vice President, New York Life International, LLC, New
                                        York Life Trust Company, and NYLIM Service Company LLC; Vice President--Tax, Eclipse
                                        Funds and Eclipse Funds Inc. (since 1993), and MainStay VP Series Fund, Inc. (since
                                        1991).
-------------------------------------------------------------------------------------------------------------------------------

* A Trustee is considered to be an interested person of the Trust within the meaning of the 1940 Act because of an affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc., NYLIFE Securities Inc., and/or NYLIFE Distributors LLC, as described in detail in the column "Principal Occupation(s) During Past Five Years." All Trustees not considered to be interested persons of the Trust are referred to as "Non-Interested Trustees."

     The officers listed above are considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with the Trust, New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc., NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column captioned "Principal Occupation(s) During Past 5 Years."

          4. Delete the three paragraphs describing Jennison's proxy voting policies on page 79 of the Statement of Additional Information and replace with the following:

               ICAP has adopted proxy-voting policies and procedures designed to ensure that where clients have delegated proxy-voting authority to ICAP, all proxies are voted in the best interest of such clients without regard to the interests of ICAP or related parties. When a client retains ICAP, the firm generally determines through its investment management agreement, whether it will vote proxies on behalf of that client. In situations where ICAP's interests conflict, or appear to conflict, with the interests of the Funds or other client interests, ICAP will take one of the following steps to resolve the conflict:

               o Vote the securities based on a pre-determined voting guideline if the application of the guideline to the matter presented involves little or no discretion on ICAP's part;

               o Vote the securities based upon the recommendation of an independent third party, such as ISS; or

               o Disclose the conflict to the client or, with respect to the Funds, the Funds' Board of Directors (or its delegate) and obtain the client's or Board of Directors' direction to vote the proxies.

          5. Delete references to Mark G. DeFranco and Brian M. Gillot in the table labeled "Portfolio Managers" on page 80 of the Statement of Additional Information and replace with the following information provided as of March 31, 2006:

                                                                                             NUMBER OF ACCOUNTS AND ASSETS
                                        NUMBER OF OTHER ACCOUNTS MANAGED                     FOR WHICH THE ADVISORY FEE IS
                                          AND ASSETS BY ACCOUNT TYPE(1)                        BASED ON PERFORMANCE(1)
                                   -----------------------------------------------      -----------------------------------------
                FUNDS MANAGED      REGISTERED        OTHER POOLED                       REGISTERED     OTHER POOLED
PORTFOLIO       BY PORTFOLIO       INVESTMENT         INVESTMENT          OTHER         INVESTMENT      INVESTMENT       OTHER
 MANAGER         MANAGER(1)        COMPANY(2)          VEHICLES        ACCOUNTS(3)        COMPANY        VEHICLES     ACCOUNTS(3)
 -------         ----------        ----------          --------        -----------        -------        --------     -----------
                                                                                                                      8  Accounts
                                   18 RICs -  $6.0                     142  Accounts -                                 - $654.0
Robert H. Lyon   MAP Fund          Billion                             $8.1 Billion                                    million

                                                                                                                      8 Accounts
Jerrold K.                         18  RICs - $6.0                     142  Accounts -                                 - $654.0
Senser           MAP Fund          Billion                             $8.1 Billion                                    million

(1) All of the accounts are jointly managed on a team basis by the individuals listed in the table.

(2) Includes other series of registered investment companies for which ICAP acts as sub-adviser. None of ICAP's registered investment company clients charges a performance-based fee.

(3) The fund managers do not manage, either collectively or individually, any other pooled investment vehicles other than as noted above.

          6. Delete the paragraphs describing Jennison's portfolio manager compensation on pages 82-83 of the Statement of Additional Information and replace with the following:

     ICAP

          Compensation for key ICAP investment professionals consists of competitive base salary and annual cash bonus. A compensation committee reviews and determines the compensation. The compensation committee determines the base salary and amount of bonus for each individual by examining several quantitative and qualitative factors. For those individuals with specific investment sectors assigned to them, their annual performance relative to the annual performance of that sector in the broad market is an important factor. Other factors include the investment professional's contribution to the investment team's dialogue, the business results and overall business strategy, success of marketing and client servicing as well as managerial and demonstrated leadership. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Both the base salary for the upcoming year and the bonus for the current year are determined near the end of each calendar year.

          7. Remove reference to Mark G. DeFranco and Brian M. Gillot from the table listing portfolio manger ownership of Fund securities under the section labeled "Portfolio Managers" on page 83 of the Statement of Additional Information and replace with the following information as of March 31, 2006:

        PORTFOLIO MANAGER           FUND          DOLLAR RANGE OF OWNERSHIP
        -----------------           ----          -------------------------
         Robert H. Lyon           MAP Fund                   $0

        Jerrold K. Senser         MAP Fund                   $0

          8. Delete the second full paragraph on page 85 of the Statement of Additional Information and replace with the following:

               In the fiscal years ended October 31, 2005 and October 31, 2004, the MainStay MAP Fund paid commissions to Wachovia Capital Markets, an affiliate of the Fund's former Subadvisor, Jennison. The following table sets forth information regarding such payments. No payments to Affiliated Brokers were made in the fiscal year ended October 31, 2003.


             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS


                  Supplement dated July 5, 2006 ("Supplement")
              to the Prospectus dated March 1, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay MAP Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     At a meeting held on June 12-13, 2006, the Board of Trustees approved the termination of the subadvisory agreement with one of the Fund's current subadvisors, Jennison Associates LLC ("Jennison") and the engagement of Institutional Capital LLC ("ICAP"), an affiliate of the Fund's investment adviser, New York Life Investment Management LLC ("NYLIM"), as Jennison's replacement. In this regard, the Board of Trustees has approved a subadvisory agreement between NYLIM and ICAP (the "New Agreement"). The New Agreement will become effective upon its approval by the Fund's shareholders. A special meeting of shareholders for the purpose of approving the New Agreement is expected to be held on or about September 28, 2006. No changes are being proposed with respect to the Fund's other subadvisor, Markston International, LLC.

     To ensure the uninterrupted receipt by the Fund of subadvisory services during the period between the termination of Jennison (on or about June 30, 2006) (the "Termination Date") and the special meeting of shareholders, the Board of Trustees also approved an interim subadvisory agreement between NYLIM and ICAP (the "Interim Agreement"), which will become effective as of the Termination Date and will remain in effect for the lesser of 150 days or until shareholders approve the New Agreement. The terms of the New Agreement (and the Interim Agreement) are substantially similar to the subadvisory agreement with Jennison.

     As of the Termination Date, the information provided below updates certain information set forth in the Prospectus:

          1. Each reference to Jennison is hereby deleted and, as appropriate, replaced with a reference to ICAP.

          2. Delete the paragraphs pertaining to Jennison in the section headed "Investment Process" on page 18 of the Prospectus and replace it with the following:

               ICAP: ICAP uses a team approach with a primarily large-cap value oriented investment style. ICAP's investment process involves three key components: research, valuation and identification of a catalyst.

               Research is key to ICAP's investment process. ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur. ICAP performs fundamental research, generally including communication with the top management at each of these companies, and often the customers, competitors and suppliers of these companies. ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies which ICAP believes offer the best relative values. According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects. From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends. By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

               ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur. Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product). Before a security is added to the Fund, ICAP's investment team generally discusses, evaluates and approves each recommendation.

               The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

          3. Add the following to the Average Annual Total Returns table on page 20 of the Prospectus:

                              1 Year      5 Years     10 Years or Life of Class
                              ------      -------      ------------------------
Russell 3000(R) Index*        6.12%        1.58%              9.20%

* The Fund has selected the Russell 3000(R) Index as its primary benchmark index in replacement of the Russell Midcap(R) Index. The Fund selected the Russell 3000(R) Index because it believes that this index is more reflective of the Fund's investment style. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index. There is no change to the Fund's secondary benchmark index, the S&P 500(R) Index.

          4. Delete the paragraph relating to Jennison in the section headed "Who Manages Your Money?" on page 111 of the Prospectus and replace it with the following:

               Institutional Capital LLC, whose principal place of business is 225 West Wacker Drive, Suite 2400 Chicago, Illinois 60606 serves as Interim Subadvisor to the MAP Fund. ICAP has been an investment adviser since 1970. As of June 30, 2006, ICAP managed over $14 billion in assets for institutional and retail clients with a focus on domestic and foreign large cap value equity investments. ICAP is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

          5. Delete reference to Mark G. DeFranco and Brian Gillot as portfolio managers of the Fund, as listed in the section headed "Portfolio Managers" on page 112 of the Prospectus and replace with Robert H. Lyon and Jerrod K. Senser, each of ICAP. Delete the biographies of Mark G. DeFranco and Brian Gillot listed in the section headed "Portfolio Manager Biographies" on page 113 - 114 of the Prospectus and replace with the following:

               Robert H. Lyon - Mr. Lyon, chief executive officer and chief investment officer, joined ICAP in 1976 as a securities analyst. Before 1976, he worked at the First National Bank of Chicago as a strategist and economist. In 1981, Mr. Lyon joined Fred Alger Management in New York, as an investment analyst and executive vice president. In 1988, he returned to ICAP and initially served as director of research before becoming the president and chief investment officer of the senior investment committee in 1992. He earned a BA in economics from Northwestern University and an MBA from the Wharton School of Finance.

               Jerrod K. Senser - Mr. Senser, CFA, is co-chief investment officer and a member of the senior investment committee. He is responsible for economic analysis and portfolio strategy. Before joining ICAP in 1986, Mr. Senser was an economist at Stein Roe & Farnham. Mr. Senser earned a BA in economics from the University of Michigan and an MBA from the University of Chicago.

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